     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 25, 2002.


                                        REGISTRATION NOS. 333-69220 AND 811-6466
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 2                      [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 25                             [X]
                            ------------------------

                            ML OF NEW YORK VARIABLE
                           ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                         100 CHURCH STREET, 11TH FLOOR
                            NEW YORK, NY 10080-6511
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (212) 602-8250
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  SUTHERLAND ASBILL & BRENNAN LLP
ML LIFE INSURANCE COMPANY OF NEW YORK      1275 PENNSYLVANIA AVENUE, N.W.
7 ROSZEL ROAD                              WASHINGTON, D.C. 20004-2415
PRINCETON, NEW JERSEY 08540

                            ------------------------

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on June 28, 2002 pursuant to paragraph (b) of Rule 485
        (date)


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on  __________ pursuant to paragraph (a)(1) of Rule 485
        (date)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-13
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Prospectus and Statement of Additional Information are hereby incorporated by reference from Registrant's Post-Effective Amendment No. 1 to Form N-4, Registration No. 333-69220 filed April 26, 2002.

                     ML LIFE INSURANCE COMPANY OF NEW YORK


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A


                            (THE "SEPARATE ACCOUNT")



                         SUPPLEMENT DATED JULY 1, 2002


                                     TO THE


                          PROSPECTUS DATED MAY 1, 2002


                                      FOR


                       MERRILL LYNCH RETIREMENT OPTIMIZER



     This supplement describes certain changes to the subaccounts available under the Retirement Optimizer variable annuity contracts (collectively, the "Contracts") issued by ML Life Insurance Company of New York. If you have any questions about these changes, please contact your Financial Advisor, or call or write the Service Center at (800) 333-6524, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.



     The changes include the following:



     - As of July 1, 2002, the following seven new subaccounts are available for the allocation of premiums and contract value. The following underlying portfolios and funds correspond to these new subaccounts:



          - The Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/PIMCO Small Cap Value Portfolio, Roszel/JP Morgan Small Cap Growth Portfolio, and Roszel/Lord Abbett Bond Debenture Portfolio of the MLIG Variable Insurance Trust (the "MLIG Trust"); and



          - The ML Core Bond V.I. Fund and the ML Small Cap Value V.I. Fund of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").



     - You may now allocate premiums and contract value among up to 18 of the 24 available subaccounts. Previously, you were limited to 10 subaccounts.



     The following sections set forth the investment objectives and strategies for each of these portfolios ("Funds") and current fees and expenses, as well as more information regarding these changes.



                        ADVISORY FEES AND FUND EXPENSES



     The Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 2001, as a percentage of each Fund's average net assets. (Expenses for the MLIG Trust are estimated for the current fiscal year.)



                                     MERRILL LYNCH VARIABLE
                                       SERIES FUNDS, INC.                   MLIG VARIABLE INSURANCE TRUST(a)(b)
                                        (CLASS A SHARES)       --------------------------------------------------------------
                                     -----------------------   LORD ABBETT    SELIGMAN      PIMCO     JP MORGAN   LORD ABBETT
                                        CORE      SMALL CAP      MID CAP      MID CAP     SMALL CAP   SMALL CAP      BOND
ANNUAL EXPENSES                      BOND V.I.    VALUE V.I.      VALUE        GROWTH       VALUE      GROWTH      DEBENTURE
---------------                      ----------   ----------   -----------   ----------   ---------   ---------   -----------
Investment Advisory Fees...........     .43%         .75%          .85%         .85%         .85%        .95%         .80%
Other Expenses.....................     .08%         .08%          .97%         .97%         .97%        .97%         .97%
                                       -----        -----         -----        -----        -----       -----        -----
Total Annual Operating Expenses....     .51%         .83%         1.82%        1.82%        1.82%       1.92%        1.77%
Expense Reimbursements.............       0%           0%          .67%         .67%         .67%        .67%         .67%
                                       -----        -----         -----        -----        -----       -----        -----
Net Expenses.......................     .51%         .83%         1.15%        1.15%        1.15%       1.25%        1.10%

EXAMPLES OF CHARGES



     If you surrender or annuitize your Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
SUBACCOUNT INVESTING IN:
ML Core Bond V.I. Fund......................................   $77      $115      $113       $244
ML Small Cap Value V.I. Fund................................   $80      $125      $130       $277
Roszel/Lord Abbett Mid Cap Value Portfolio..................   $83      $134      $146       $309
Roszel/Seligman Mid Cap Growth Portfolio....................   $83      $134      $146       $309
Roszel/PIMCO Small Cap Value Portfolio......................   $83      $134      $146       $309
Roszel/JP Morgan Small Cap Growth Portfolio.................   $84      $137      $151       $319
Roszel/Lord Abbett Bond Debenture Portfolio.................   $83      $133      $144       $304



     If you do not surrender or annuitize your Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
SUBACCOUNT INVESTING IN:
ML Core Bond V.I. Fund......................................   $21       $66      $113       $244
ML Small Cap Value V.I. Fund................................   $25       $76      $130       $277
Roszel/Lord Abbett Mid Cap Value Portfolio..................   $28       $86      $146       $309
Roszel/Seligman Mid Cap Growth Portfolio....................   $28       $86      $146       $309
Roszel/PIMCO Small Cap Value Portfolio......................   $28       $86      $146       $309
Roszel/JP Morgan Small Cap Growth Portfolio.................   $29       $89      $151       $319
Roszel/Lord Abbett Bond Debenture Portfolio.................   $27       $84      $144       $304



     The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Separate Account as well as the Funds. The Examples assume that current waivers and reimbursements of Fund expenses will remain in effect for the periods shown. These waivers and reimbursements, however, may be terminated at any time, unless otherwise stated. The Examples do not reflect the $40 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible.



     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.



NOTES TO FEE TABLE



     (a) Expenses for these Funds are estimated.



     (b) Roszel Advisors, LLC and MLIG Variable Insurance Trust have entered into an expense limitation agreement whereby Roszel Advisors has agreed to reimburse each Fund to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business) exceed the following limits:
         1.15% for Roszel/Lord Abbett Mid Cap Value Portfolio; 1.15% for Roszel/Seligman Mid Cap Growth Portfolio; 1.15% for Roszel/PIMCO Small Cap Value Portfolio; 1.25% for Roszel/JP Morgan Small Cap Growth Portfolio; and 1.10% for Roszel/Lord Abbett Bond Debenture Portfolio. Any such reimbursement is subject to potential recoupment by Roszel Advisors within three years.

                      INVESTMENT OBJECTIVES AND STRATEGIES



     Below we list the investment objectives and strategies for the new Funds. There is no guarantee that any Fund will be able to meet its investment objective.



THE VARIABLE SERIES FUNDS



     The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company. Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Variable Series Funds. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets.



     Before July 1, 2002, Class A shares of five portfolios of the Variable Series Funds were available through the Separate Account. As of July 1, 2002, Class A shares of two additional portfolios of the Variable Series Funds are available through the Separate Account. The investment objectives and certain investment policies of these additional Funds are described below.



     ML Core Bond V.I. Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.



     ML Small Cap Value V.I. Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.



MLIG TRUST



     The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. Roszel Advisors, LLC ("Roszel Advisors") is the investment manager of MLIG Trust and each of its portfolios. As investment manager, Roszel Advisors is responsible for overall management of the MLIG Trust and for retaining subadvisers to manage the assets of each portfolio according to its investment objective and strategies. The subadviser for each portfolio is listed below.



     Roszel Advisors and each subadviser is registered as an investment adviser under the Investment Advisers Act of 1940. Roszel Advisors is an indirect subsidiary of Merrill Lynch & Co., Inc. Roszel Advisors' principal business address is 7 Roszel Road, Princeton, New Jersey 08540. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays all subadvisory fees, not the Fund.



     As of July 1, 2002, shares of five of the portfolios of the MLIG Trust are available through the Separate Account. The investment objectives and certain investment policies of these Funds are described below.



     Roszel/Lord Abbett Mid Cap Value Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities (generally, those with capitalizations between $500 million and $10 billion) that the adviser believes are undervalued by the market. The adviser emphasizes qualitative analysis of companies and seeks to identify those whose securities have the potential for significant market appreciation due to growing recognition or anticipation of improvement in their financial results. The subadviser for the Fund is Lord, Abbett & Co.

     Roszel/Seligman Mid Cap Growth Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The adviser's approach is to screen companies using both quantitative and qualitative analysis. The adviser first screens companies for past growth in sales and earnings, as well as a strong balance sheet. The Fund may, from time to time, invest in a variety of income-bearing securities. The subadviser for the Fund is J. & W. Seligman & Co. Incorporated.



     Roszel/PIMCO Small Cap Value Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The adviser screens small capitalization stocks to identify around 500 that it believes are undervalued. The screening is done using traditional quantitative factors evaluated both on a relative basis (compared to securities of issuers in the same industry) and on an "absolute" basis (compared to the overall market). The adviser then narrows its field using further quantitative analysis of factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices) and earnings momentum (i.e., changes in analyst's earnings-per-share estimates) relative to dividend yields and liquidity and selects from among them, those that pay dividends. The adviser generally tries to maintain about 100 stocks in equal amounts in the Fund without having more than 10% of total assets in securities of issuers in a single industry. The subadvisers for the Fund are PIMCO Advisory Services Holdings LLC and NFJ Investment Group L.P.



     Roszel/JP Morgan Small Cap Growth Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes have a potential for high earnings growth rates. The Fund generally holds securities with market capitalizations within the capitalization range of its performance benchmark, the S&P 600 Barra Growth Index. The adviser focuses on small capitalization securities of issuers with strong earnings prospects that are increasing their market share. The adviser emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics. Qualitative factors that the adviser looks for include dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage. The Fund is more broadly diversified than many of its peers and maintains investments in all sectors of its performance benchmark. The subadviser for the Fund is J.P. Morgan Fleming Asset Management (USA) Inc.



     Roszel/Lord Abbett Bond Debenture Portfolio seeks a high total return through both income and capital appreciation. The Fund invests primarily in a wide variety of income-bearing securities including convertible bonds and debt securities with equity warrants. At least 20% of the Fund's total assets are invested in a combination of investment grade securities, Government securities and money market instruments. As to the remainder of the Fund, there are no credit quality limitations and up to 80% of the Fund's total assets may be invested in lower-rated debt securities. The adviser focuses on high yield debt securities, from which it attempts to obtain both high income and reasonable capital appreciation. Nonetheless, at various times the adviser may shift substantial portions of the Fund's assets into other types of income-bearing securities so as to change the character of the Fund. For example, it could invest substantial amounts in convertible bonds or other income-bearing securities having equity characteristics. The subadviser for the Fund is Lord, Abbett & Co.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)          Financial Statements of ML of New York Variable Annuity
                    Separate Account A as of December 31, 2001 and for the two
                    years ended December 31, 2001 and the Notes relating
                    thereto appear in the Statement of Additional Information.
      (2)          Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2001 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information.
(b)  Exhibits
      (1)          Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account A. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
      (2)          Not Applicable.
      (3)          Underwriting Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
      (4) (a)      Form of Contract for the Flexible Premium Individual
                    Deferred Variable Annuity. (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-69220 Filed September 20, 2001.)
          (b)      Individual Retirement Annuity Endorsement. (Incorporated by
                    Reference to Registrant's Form N-4, Registration No.
                    333-34894 Filed April 17, 2000.)
          (c)      Tax-Sheltered Annuity Endorsement. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-69220 Filed September 20, 2001.)
          (d)      Endorsement for Withdrawals Not Subject To A Contingent
                    Deferred Sales Charge. (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-69220 Filed September 20, 2001.)
      (5)          Form of Application for the Flexible Premium Individual
                    Deferred Variable Annuity. (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-69220 Filed September 20, 2001.)
      (6) (a)(i)   Certificate of Amendment and Restatement of Charter of Royal
                    Tandem Life Insurance Company. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996.)
          (a)(ii)  Certificate of Amendment of the Charter of ML Life Insurance
                    Company of New York. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996.)
          (b)      By-Laws of ML Life Insurance Company of New York.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    filed December 9, 1996.)
      (7)          Not Applicable.
      (8) (a)      Amended General Agency Agreement. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43654 Filed April 28, 1994.)

          (b)      Indemnity Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Life Agency, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (c)      Management Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch Asset Management, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (d)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
          (e)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (f)      Service Agreement Between Tandem Financial Group, Inc. and
                    Royal Tandem Life Insurance Company. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (g)      Reimbursement Agreement Between Merrill Lynch Asset
                    Management, Inc. and Merrill Lynch Life Agency, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (h)      Amendment to the Reimbursement Agreement Between Merrill
                    Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                    Inc. (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (i)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc. and ML Life Insurance Company of New York. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
          (j)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43654 Filed May 1, 1998.)
          (k)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Form N-4, Registration No. 333-34894 Filed
                    April 17, 2000.)
          (l)      Participation Agreement By And Among AIM Variable Insurance
                    Funds, Inc., AIM Distributors, Inc., and ML Life Insurance
                    Company of New York. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 11 to Form N-4,
                    Registration No. 33-43654 Filed April 23, 1997.)
          (m)      Amendment to the Participation Agreement By And Among AIM
                    Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                    ML Life Insurance Company of New York (Incorporated by
                    Reference to Registrant's Form N-4, Registration No.
                    333-34894 Filed April 17, 2000.)
          (n)      Form of Participation Agreement Among ML Life Insurance
                    Company of New York, Alliance Capital Management L.P., and
                    Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996.)

          (o)      Form of Amendment to Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 12
                    to Form N-4, Registration No. 33-43654 Filed May 1, 1998.)
          (p)      Form of Participation Agreement Among MFS(R) Variable
                    Insurance Trust(SM), ML Life Insurance Company of New York,
                    and Massachusetts Financial Services Company. (Incorporated
                    by Reference to Registrant's Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (q)      Amendment to Participation Agreement Among MFS(R) Variable
                    Insurance Trust(SM), ML Life Insurance Company of New York,
                    and Massachusetts Financial Services Company dated May 1,
                    1997 (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (r)      Form of Participation Agreement Between ML Life Insurance
                    Company of New York and Hotchkis and Wiley Variable Trust
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 12 to Form N-4, Registration No. 33-43654
                    Filed May 1, 1998.)
          (s)      Form of Participation Agreement Between ML Life Insurance
                    Company of New York and Davis Variable Account Fund, Inc.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (t)      Form of Participation Agreement Between ML Life Insurance
                    Company of New York and Delaware Group Premium Fund, Inc.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (u)      Form of Participation Agreement Between ML Life Insurance
                    Company of New York and PIMCO Variable Insurance Trust.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (v)      Form of Participation Agreement Between ML Life Insurance
                    Company of New York and Seligman Portfolios, Inc.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (w)      Form of Participation Agreement Between ML Life Insurance
                    Company of New York and Van Kampen Life Investment Trust.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
      (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                    to the legality of the securities being registered.
                    (Incorporated by Reference to Registrant's Registration
                    Statement on Form N-4, Registration No. 333-69220 Filed
                    September 10, 2001.)
     (10) (a)      Written Consent of Sutherland Asbill & Brennan LLP.
          (b)      Written Consent of Deloitte & Touche LLP, independent
                    auditors.
          (c)      Written Consent of Barry G. Skolnick, Esq.
     (11)          Not Applicable.
     (12)          Not Applicable.
     (13)          Schedule of Computation of Performance Quotations.
                    (Incorporated by Reference to Registrant's Registration
                    Statement on Form N-4, Registration No. 333-69220 Filed
                    September 10, 2001.)
     (14) (a)      Power of Attorney from Frederick J.C. Butler. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4
                    to Form N-4, Registration No. 33-43654 Filed March 2,
                    1994.)
          (b)      Power of Attorney from Michael P. Cogswell. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (c)      Power of Attorney from Robert L. Israeloff. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)

          (d)      Power of Attorney from Cynthia L. Kahn. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (e)      Power of Attorney from Robert A. King. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (f)      Power of Attorney from Irving M. Pollack. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (g)      Power of Attorney from Barry G. Skolnick. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (h)      Power of Attorney from Richard M. Drew (Incorporated by
                    Reference to Registrant's Form N-4, Registration No.
                    333-34894 Filed April 17, 2000.)
          (i)      Power of Attorney from Matthew J. Rider. (Incorporated by
                    Reference to ML Life Insurance Company of New York's Annual
                    Report on Form 10-K, filed April 2, 2001.)
          (j) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to ML Life Insurance Company of New York's
                    Annual Report on Form 10-K, filed April 2, 2001.)
          (k)      Power of Attorney from H. McIntyre Gardner. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-69220 Filed September 10, 2001.)
          (l)      Power of Attorney from Joseph Justice. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-69220 Filed September 10, 2001.)
          (m)      Power of Attorney from Nikos Kardassis. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-69220 Filed September 10, 2001.)
          (n)      Power of Attorney from Lori M. Salvo. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-69220 Filed September 10, 2001.)

ITEM 25. DIRECTORS AND OFFICERS OF ML LIFE INSURANCE COMPANY OF NEW YORK

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Frederick J.C. Butler            Butler, Chapman & Co. LLC     Director.
                                 320 Park Avenue
                                 New York, NY 10022
Michael P. Cogswell              7 Roszel Road                 Director and Senior Vice President.
                                 Princeton, NJ 08540
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372
H. McIntyre Gardner              4 World Financial Center      Director and Chairman of the Board.
                                 New York, NY 10080
Christopher J. Grady             7 Roszel Road                 Director and Senior Vice President.
                                 Princeton, NJ 08540
Robert L. Israeloff              289 Meadowview Ave.           Director.
                                 Hewlett, NY 11557
Joseph Justice                   7 Roszel Road                 Director, Vice President and
                                 Princeton, NJ 08540             Controller.

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Nikos K. Kardassis               7 Roszel Road                 Director, President and Chief
                                 Princeton, NJ 08540             Executive Officer.
Cynthia Kahn Sherman             8231 Bay Colony Drive         Director.
                                 Unit 1503
                                 Naples, FL 34108
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Matthew J. Rider                 7 Roszel Road                 Director, Senior Vice President,
                                 Princeton, NJ 08540             Chief Financial Officer and
                                                                 Treasurer.
Lori M. Salvo                    7 Roszel Road                 Director, Vice President, Senior
                                 Princeton, NJ 08540             Counsel and Secretary.
Barry G. Skolnick                7 Roszel Road                 Director, Senior Vice President and
                                 Princeton, NJ 08540             General Counsel.
Amy L. Ferrero                   4804 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration.
Concetta Rugierro                7 Roszel Road                 Senior Vice President.
                                 Princeton, NJ 08540
Deborah J. Adler                 7 Roszel Road                 Vice President and Chief Actuary.
                                 Princeton, NJ 08540
Tracy A. Bartoy                  4804 Deer Lake Drive East     Vice President and Assistant
                                 Jacksonville, FL 32246          Secretary.
Edward W. Diffin, Jr.            7 Roszel Road                 Vice President and Senior Counsel.
                                 Princeton, NJ 08540
Toni DeChiara                    7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540
Scott Edblom                     7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540
Wilford H. Fuller                First Union Tower             Vice President.
                                 300 North Greene Street
                                 Greensboro, NC 27401
Frances C. Grabish               7 Roszel Road                 Vice President and Senior Counsel.
                                 Princeton, NJ 08540
Roger Helms                      7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540
Patrick Lusk                     7 Roszel Road                 Vice President.
                                 Princeton, NJ 08540
Robin A. Maston                  7 Roszel Road                 Vice President and Senior Compliance
                                 Princeton, NJ 08540             Officer.
Jane R. Michael                  4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Terry L. Rapp                    7 Roszel Road                 Vice President and Senior Compliance
                                 Princeton, NJ 08540             Officer.
Greta Rein Ulmer                 7 Roszel Road                 Vice President, Compliance Services
                                 Princeton, NJ 08540             Manager.
Amy Winston                      7 Roszel Road                 Vice President and Director of
                                 Princeton, NJ 08540             Compliance.
Kelley Woods                     4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 26, 2002 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc................................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith
     Incorporated(1)....................................        Delaware
     Broadcort Capital Corp.............................        Delaware
     Merrill Lynch Life Agency Inc.(2)..................        Washington
     Merrill Lynch Professional Clearing Corp.(3).......        Delaware
  Merrill Lynch Capital Services, Inc...................        Delaware
  Merrill Lynch Government Securities, Inc..............        Delaware
     Merrill Lynch Money Markets Inc....................        Delaware
  Merrill Lynch Group, Inc..............................        Delaware
     Merrill Lynch Investment Managers Group
       Limited(4).......................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Merrill Lynch Investment Managers, L.P.(5).........        Delaware
       MLIM Alternative Strategies LLC..................        Delaware
     Merrill Lynch Capital Partners, Inc................        Delaware
     Merrill Lynch Bank & Trust Co......................        New Jersey
     Merrill Lynch Insurance Group, Inc.................        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
          Merrill Lynch Bank (Suisse) S.A...............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc.................        Delaware
     Merrill Lynch Trust Company FSB....................        New Jersey
     MLDP Holdings, Inc.(6).............................        Delaware
       Merrill Lynch Derivative Products AG.............        Switzerland
     ML IBK Positions, Inc..............................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
     ML Leasing Equipment Corp.(7)......................        Delaware
     Merrill Lynch Canada Holdings Company..............        Nova Scotia
       Merrill Lynch Canada Finance Company.............        Nova Scotia
       Merrill Lynch & Co., Canada Ltd..................        Ontario
          Merrill Lynch Canada Inc......................        Canada
  Merrill Lynch Bank USA................................        Utah
     Merrill Lynch Business Financial Services Inc......        Delaware
     Merrill Lynch Credit Corporation...................        Delaware
     Merrill Lynch New Jersey Investment Corporation....        New Jersey
     Merrill Lynch Utah Investment Corporation..........        Utah
  Merrill Lynch International Incorporated..............        Delaware
     Merrill Lynch (Australasia) Pty Limited............        New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited....        Victoria, Australia
       Merrill Lynch International (Australia)
          Limited(8)....................................        New South Wales, Australia
  Merrill Lynch International Holdings Inc..............        Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..........................................        Cayman Islands,
                                                                  British West Indies
     Merrill Lynch Capital Markets AG...................        Switzerland
     Merrill Lynch Europe PLC...........................        England
       Merrill Lynch Holdings Limited...................        England
          Merrill Lynch International(9)................        England
       Merrill Lynch Capital Markets Espana S.A.
          S.V.B.........................................        Spain
       Merrill Lynch (Singapore) Pte. Ltd.(10)..........        Singapore
     Merrill Lynch South Africa (Pty) Ltd.(11)..........        South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de
       Bolsa............................................        Mexico
     Merrill Lynch S.A. Sociedad de Bolsa...............        Argentina
     Banco Merrill Lynch S.A............................        Brazil
     Merrill Lynch S.A..................................        Luxembourg
     Merrill Lynch Europe Ltd...........................        Cayman Islands,
                                                                  British West Indies
     Merrill Lynch France S.A...........................        France
       Merrill Lynch Finance S.A........................        France
       Merrill Lynch Capital Markets (France) S.A.......        France
       Merrill Lynch, Pierce, Fenner & Smith SAF........        France
     Merrill Lynch (Asia Pacific) Limited...............        Hong Kong
       Merrill Lynch Far East Limited...................        Hong Kong
     Merrill Lynch Japan Securities Co., Ltd............        Japan

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Japan Finance Co., Ltd...............        Japan
  Herzog, Heine, Geduld, LLC............................        Delaware

---------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.

 (6) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.

 (7) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (8) Held through an intermediate subsidiary.

 (9) Partially owned by another indirect subsidiary of ML & Co.

(10) Held through intermediate subsidiaries.

(11) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

     The number of Contracts in force as of March 31, 2002 was 39.

ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Corporate Fund Accumulation Program, Inc.; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; and Equity Investor Fund.


     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.


     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

  NAME AND PRINCIPAL
   BUSINESS ADDRESS       POSITIONS AND OFFICES WITH UNDERWRITER
  ------------------      --------------------------------------
E. Stanley O'Neal(1)     Director Chairman of the Board, and Chief
                           Executive Officer
Rosemary T. Berkery(1)   Executive Vice President
Thomas W. Davis(1)       Executive Vice President
Barry S. Friedberg(1)    Executive Vice President
James P. Gorman(1)       Executive Vice President
Jerome P. Kenney(1)      Executive Vice President
John A. McKinley(1)      Executive Vice President
Thomas H. Patrick(1)     Director and Executive Vice President
George A. Schieren(2)    Director, General Counsel and Senior Vice
                           President
John C. Stomber(3)       Senior Vice President and Treasurer
Arshad R. Zakaria(4)     Executive Vice President

---------------
     (1) 4 World Financial Center, 32nd Floor, New York, NY 10080

     (2) 4 World Financial Center, 12th Floor, New York, NY 10080

     (3) 4 World Financial Center, 18th Floor, New York, NY 10080

     (4) 4 World Financial Center, 8th Floor, New York, NY 10080

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 100 Church Street, 11th Floor, New York, NY 10080-6511, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 7 Roszel Road, Princeton, New Jersey 08540.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements of effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Township of Princeton, State of New Jersey, on this 19th day of June, 2002.



                                         ML of New York Variable
                                         Annuity


                                         Separate Account A


                                                  (Registrant)




Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


                                           ML Life Insurance Company of
                                           New York
                                                     (Depositor)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities indicated on June 19, 2002.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Matthew J. Rider

                      *                        Director and Senior Vice President
---------------------------------------------
             Michael P. Cogswell

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director
---------------------------------------------
            Frederick J.C. Butler

                      *                        Director
---------------------------------------------
               Richard M. Drew

                      *                        Director
---------------------------------------------
             Robert L. Israeloff

                      *                        Director, Vice President, and Controller
---------------------------------------------
               Joseph Justice

                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director
---------------------------------------------
               Robert A. King

                      *                        Director
---------------------------------------------
              Irving M. Pollack

                      *                        Director, Vice President, Senior Counsel, and
---------------------------------------------    Secretary
                Lori M. Salvo

                      *                        Director
---------------------------------------------
            Cynthia Kahn Sherman

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST


(10)(a)  Consent of Sutherland Asbill & Brennan LLP.
(10)(b)  Consent of Deloitte & Touche LLP.
(10)(c)  Consent of Barry G. Skolnick, Esq.